Equity - Summary of components of other comprehensive income included in non-controlling interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ 2,160	¥ (40,348)	¥ 3,368
Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	(77)	(286)	1,447
Exchange differences on translating foreign operations	(2,371)	452	(662)
Cash flow hedges	15
Equity instruments designated as measured at fair value through other comprehensive income	(372)	(60)
Available-for-sale financial assets			320
Total	¥ (2,805)	¥ 106	¥ 1,105